Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Estimated useful lives for intangible asset as follows:

Category	Estimated useful lives
License	3 years

Schedule of Revenue by Major Revenue

The following table presents revenue by major revenue type for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the Year Ended December 31,
	2024	2023	2022
Mold production	$6,872,483	$6,639,632	$6,583,747
Mold repair	1,103,741	1,084,881	1,137,648
Machining services	2,144,033	501,398	305,369
Total	$10,120,257	$8,225,911	$8,026,764

Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	As of December 31,		Years Ended December 31,
	2024	2023	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.1884	7.0827	7.1217	7.0467	6.7261